Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of outstanding loan commitments

	2019		2018
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$--	$9,520	$--	$9,512
Commitments to fund real estate construction loans	2,715	3,386	1,104	2,294
Other unused commitment:
Commercial and industrial loans	2,156	--	--	1,331
Other	1,145	1,240	801	1,448
Letters of credit	--	--	--	--